Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended		7 Months Ended		12 Months Ended		60 Months Ended		120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 22, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000250179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Account Value		$ 14,606		$ 14,606		$ 14,606		$ 14,606		$ 14,606		$ 14,746	$ 14,648	$ 14,550	$ 14,550
Average Annual Return, Percent	[1]	(2.56%)
C000250179 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Excluding sales charges
Average Annual Return, Percent	[1]	0.45%
C000250180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Account Value		$ 10,794		$ 10,794		$ 10,794		$ 10,794		$ 10,794						$ 10,134	$ 10,043	$ 11,307	$ 11,222	$ 11,039	$ 10,328	$ 10,490	$ 10,475	$ 10,225	$ 10,000
Average Annual Return, Percent				(0.20%)	[2]	5.52%		(0.45%)		0.77%
C000250180 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Excluding sales charges
Average Annual Return, Percent				0.80%	[2]	6.52%		(0.45%)		0.77%
C000250181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Account Value		11,914		$ 11,914		$ 11,914		$ 11,914		$ 11,914						11,090	10,869	12,125	11,914	11,615	10,751	10,811	10,687	10,328	10,000
Average Annual Return, Percent				1.25%	[3]	7.43%		0.51%		1.77%
C000250182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Including sales charges
Account Value		11,394		$ 11,394		$ 11,394		$ 11,394		$ 11,394						10,623	10,427	11,650	11,465	11,183	10,365	10,437	10,333	10,003	9,700
Average Annual Return, Percent				(1.88%)	[4]	4.05%		(0.23%)		1.31%
C000250182 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Excluding sales charges
Average Annual Return, Percent				1.15%	[4]	7.26%		0.38%		1.62%
C000250185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Account Value		$ 14,593		$ 14,593		$ 14,593		$ 14,593		$ 14,593		14,762	14,649	14,550	14,550
Average Annual Return, Percent	[5]	(2.63%)
C000250185 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Excluding sales charges
Average Annual Return, Percent	[5]	0.39%
C000250186 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Account Value		$ 10,359		$ 10,359		$ 10,359		$ 10,359		$ 10,359						9,868	9,803	10,844	10,931	10,704	10,153	10,391	10,413	10,227	10,000
Average Annual Return, Percent				(0.63%)	[6]	3.97%		(0.65%)		0.35%
C000250186 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Excluding sales charges
Average Annual Return, Percent				0.36%	[6]	4.97%		(0.65%)		0.35%
C000250183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Account Value		11,441		$ 11,441		$ 11,441		$ 11,441		$ 11,441						10,795	10,618	11,623	11,599	11,256	10,572	10,710	10,636	10,343	10,000
Average Annual Return, Percent				0.82%	[7]	5.98%		0.33%		1.36%
C000250184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Including sales charges
Account Value		11,036		$ 11,036		$ 11,036		$ 11,036		$ 11,036						10,423	10,257	11,237	11,220	10,883	10,226	10,366	10,299	10,020	9,700
Average Annual Return, Percent				(2.28%)	[8]	2.71%		(0.33%)		0.99%
C000250184 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Excluding sales charges
Average Annual Return, Percent				0.74%	[8]	5.88%		0.28%		1.30%
C000250190 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Account Value		$ 14,560		$ 14,560		$ 14,560		$ 14,560		$ 14,560		14,736	14,643	14,550	14,550
Average Annual Return, Percent	[9]	(2.85%)
C000250190 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Excluding sales charges
Average Annual Return, Percent	[9]	0.15%
C000250187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Account Value		$ 10,357		$ 10,357		$ 10,357		$ 10,357		$ 10,357						9,903	9,815	10,878	10,989	10,712	10,108	10,345	10,366	10,209	10,000
Average Annual Return, Percent				(0.79%)	[10]	3.58%		(0.67%)		0.35%
C000250187 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Excluding sales charges
Average Annual Return, Percent				0.20%	[10]	4.58%		(0.67%)		0.35%
C000250188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Account Value		11,432		$ 11,432		$ 11,432		$ 11,432		$ 11,432						10,847	10,632	11,677	11,678	11,261	10,521	10,660	10,575	10,312	10,000
Average Annual Return, Percent				0.67%	[11]	5.40%		0.30%		1.35%
C000250189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Including sales charges
Account Value		10,924		$ 10,924		$ 10,924		$ 10,924		$ 10,924						10,371	10,191	11,198	11,215	10,841	10,144	10,293	10,226	9,987	9,700
Average Annual Return, Percent				(2.44%)	[12]	2.18%		(0.45%)		0.89%
C000250189 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Excluding sales charges
Average Annual Return, Percent				0.58%	[12]	5.34%		0.15%		1.20%
C000250194 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Including sales charges
Account Value		$ 14,611		$ 14,611		$ 14,611		$ 14,611		$ 14,611		14,781	14,666	14,550	14,550
Average Annual Return, Percent	[13]	(2.51%)
C000250194 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares - Excluding sales charges
Average Annual Return, Percent	[13]	0.51%
C000250191 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Including sales charges
Account Value		$ 10,842		$ 10,842		$ 10,842		$ 10,842		$ 10,842						10,158	10,109	11,367	11,363	11,091	10,371	10,549	10,510	10,232	10,000
Average Annual Return, Percent				(0.50%)	[14]	5.74%		(0.45%)		0.81%
C000250191 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares - Excluding sales charges
Average Annual Return, Percent				0.49%	[14]	6.74%		(0.45%)		0.81%
C000250192 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares
Account Value		11,962		$ 11,962		$ 11,962		$ 11,962		$ 11,962						11,099	10,948	12,182	12,056	11,662	10,799	10,874	10,726	10,343	10,000
Average Annual Return, Percent				1.05%	[15]	7.77%		0.51%		1.81%
C000250193 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Including sales charges
Account Value		11,369		$ 11,369		$ 11,369		$ 11,369		$ 11,369						10,583	10,448	11,654	11,557	11,201	10,392	10,485	10,363	10,013	9,700
Average Annual Return, Percent				(2.12%)	[16]	4.20%		(0.31%)		1.29%
C000250193 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z Shares - Excluding sales charges
Average Annual Return, Percent				0.91%	[16]	7.42%		0.30%		1.60%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Account Value		$ 15,072		$ 15,072		$ 15,072		$ 15,072		$ 15,072		15,295	15,145	15,027	15,000	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Average Annual Return, Percent		0.46%	[1],[17]	1.20%	[2],[18]	9.70%	[18]	1.05%	[18]	2.30%	[18]
Bloomberg Municipal Bond Index 1 15 Yr Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index 1-15 Yr Blend
Account Value		$ 15,087		$ 15,087		$ 15,087		$ 15,087		$ 15,087		$ 15,281	$ 15,157	$ 15,025	$ 15,000	$ 11,400	$ 11,125	$ 12,218	$ 12,004	$ 11,580	$ 10,711	$ 10,768	$ 10,563	$ 10,246	$ 10,000
Average Annual Return, Percent		0.60%	[1],[19]	0.96%	[2],[20],[21]	7.53%	[20],[21]	1.14%	[20],[21]	2.06%	[20],[21]
Morningstar Muni Single State Intermediate Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Muni Single State Intermediate Category Average
Average Annual Return, Percent		0.20%	[1],[22]	0.86%	[2],[23]	11.82%	[23]	0.58%	[23]	1.69%	[23]

[1]	Not annualized.
[2]	Not annualized.
[3]	Not annualized.
[4]	Not annualized.
[5]	Not annualized.
[6]	Not annualized.
[7]	Not annualized.
[8]	Not annualized.
[9]	Not annualized.
[10]	Not annualized.
[11]	Not annualized.
[12]	Not annualized.
[13]	Not annualized.
[14]	Not annualized.
[15]	Not annualized.
[16]	Not annualized.
[17]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[18]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[19]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[20]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds
[21]	The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[22]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[23]	The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.